ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Fair Value
	Notes	Warrants	Total

Derivative liability at December 31, 2020	$37,343,835	$1,397,997	$38,741,832
Addition of new conversion option derivatives	1,077,757	-	1,077,757
Extinguishment/modification	(726,998)	(346)	(727,344)
Conversion of note derivatives	(10,494,316)	(1,869,768)	(12,364,084)
Change in fair value	(27,200,278)	472,117	(26,728,161)
Derivative liability at December 31, 2021	$-	$-	$-

Summary of outstanding securities
For the Year Ended December 31, 2021
Weighted average common shares outstanding used in calculating basic earnings per share	2,605,057
Effect of Series B and C preferred stock	-

Effect of warrants and options	643,562

Effect of convertible notes payable	-
Effect of convertible related party management fee and patent liabilities	-
Weighted average common shares outstanding used in calculating diluted earnings per share	3,248,619

Net income as reported	$19,211,768
Add - Interest on convertible notes payable
Subtract deemed dividend on warrant reset	(989,346)
Net income available to common stockholders	$18,222,422

Diluted income per Share	$5.61

Interest on non-convertible notes	1,151